Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) ₪ in Thousands, $ in Thousands	Ordinary shares [member] USD ($)	Ordinary shares [member] ILS (₪)		Share premium [member] USD ($)	Share premium [member] ILS (₪)	Capital reserve [member] USD ($)	Capital reserve [member] ILS (₪)	Retained earnings [member] USD ($)	Retained earnings [member] ILS (₪)	USD ($)	ILS (₪)
Balance at Dec. 31, 2024		₪ 2			₪ 253,205		₪ 10,968		₪ (167,288)		₪ 96,887
IfrsStatementLineItems [Line Items]
Net loss and comprehensive loss for the year									(23,157)		(23,157)
Share-based compensation							506				506
Exercise of options			[1]		471		(199)				272
Expiration of options					280		(280)
Balance at Jun. 30, 2025		2			253,956		10,995		(190,445)		74,508
Balance at Dec. 31, 2025	$ 1	2		$ 86,009	256,137	$ 3,390	10,092	$ (61,500)	(183,141)	$ 27,900	83,090
IfrsStatementLineItems [Line Items]
Net loss and comprehensive loss for the year								(11,775)	(35,072)	(11,775)	(35,072)
Share-based compensation						107	320			107	320
Balance at Jun. 30, 2026	$ 1	₪ 2		$ 86,009	₪ 256,137	$ 3,497	₪ 10,412	$ (73,275)	₪ (218,213)	$ 16,232	₪ 48,338

[1]	Less than NIS 1 thousand